Fair Value of Financial Instruments	12 Months Ended
Apr. 30, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
9. FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of cash, cash equivalents, and short-term borrowings approximates the carrying amount due to the short maturities of these instruments. We estimate the fair value of long-term debt based on the prices at which similar debt has recently traded in the market and considering the overall market conditions on the date of valuation. We determine the fair value of derivative financial instruments as discussed in Note 8. Here is a comparison of the fair values and carrying amounts of these instruments:

April 30,	2010		2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	$232	$232	$567	$567
Commodity derivatives	—	—	5	5
Currency derivatives	6	6	—	—
Interest rate swaps	—	—	3	3

Liabilities:
Currency derivatives	6	6	25	25
Short-term borrowings	188	188	—	—
Current portion of long-term debt	3	3	255	265
Long-term debt	508	547	504	531